CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (1,772,354)	$ (1,795,861)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,334,555	1,162,312
Noncash share-based compensation	425,000	113,045
Amortization of deferred loan fees	121,308	96,640
Gain on disposal of real estate	0	(26,382)
Changes in operating assets and liabilities:
Rent and other receivables	(6,450)	(82,698)
Property tax and insurance reserves	0	260,123
Other assets	(98,702)	28,463
Accounts payable and accrued liabilities	252,842	312,231
Resident security deposits	117,431	129,263
Net cash provided by operating activities	373,630	197,136
Cash Flows From Investing Activities:
Acquisitions of single-family residential properties	(8,986,000)	(8,843,168)
Capital improvements for single-family residential properties	(506,581)	(323,584)
Proceeds from disposition of single-family residential property	0	69,875
Lease origination costs	(222,985)	(172,690)
Escrow deposits	38,401	(47,418)
Net cash used in investing activities	(9,677,165)	(9,316,985)
Cash Flows From Financing Activities:
Proceeds from issuance of shares	18,473,100	0
Proceeds from notes payable	0	8,402,880
Payments of notes payable	(76,385)	(34,610)
Payment of loan fees	0	(244,052)
Payments of deferred stock issuance costs	(1,188,501)	(207,307)
Net cash provided by financing activities	17,208,214	7,916,911
Net Increase (Decrease) In Cash	7,904,679	(1,202,938)
Cash at the beginning of the year	2,140,298	3,343,236
Cash at the end of the year	10,044,977	2,140,298
Supplemental Disclosure:
Cash paid for interest	912,328	625,421
Noncash deferred stock issuance costs	$ 742,757	$ 0